11. Water National Agency - ANA	12 Months Ended
Dec. 31, 2017
Water National Agency - Ana
Water National Agency - ANA

The Company has agreements executed within the scope of the Hydrographic Basin Depollution Program (PRODES), also known as "Treated Sewage Purchase Program".

This program does not finance works or equipment, remunerates by results achieved, i.e., by effectively treated sewage. In this program, the Water National Agency (ANA) makes available funds, which are restricted to a specific current account and applied in investment funds at the Caixa Econômica Federal - Brazilian Federal Savings Banks (CEF), until the fulfillment of treated sewage volume is evidenced, as well as, the reduction of polluting cargoes of each agreement.

When resources are made available, liabilities are recorded until funds are released by ANA. After the evidence of targets stipulated in each contract, the revenue deriving from these funds is recognized, but if these targets are not met, funds will return to the National Treasury with the appropriate funds earnings. As of December 31, 2017, the balances of assets and liabilities were R$ 70,487 (R$ 81,221 as of December 31, 2016), and the liabilities are recorded under "other liabilities" of noncurrent liabilities.